Estimated Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Office Building | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	47 years
Office Building | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	48 years
Plant And Machinery
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	4 years
Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	4 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	4 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	3 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	4 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	Shorter of the lease term or 4 years
Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	4 years